                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Absolute Return Capital, LLC*
Address: John Hancock Tower
         200 Clarendon Street
         Boston, Massachusetts 02116

Form 13F File Number: 28-14549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan Goodman
Title:   Managing member
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

      /s/ Jonathan Goodman             Boston, MA             2/14/2012
     ----------------------          -------------            --------
          [Signature]                [City, State]             [Date]

* Absolute Return Capital, LLC serves as an adviser to pooled investment vehicles (the "Funds") but exercises investment discretion within the meaning of section 3(A)(35) of the Exchange Act with respect to only a limited number of these Funds. The filing of this 13F Holdings Report by Absolute Return Capital, LLC shall not be construed as an admission that Absolute Return Capital, LLC is the beneficial owner of such shares held by each of the Funds.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  3

Form 13F Information Table Entry Total:           187

Form 13F Information Table Value Total:       734,909
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       Form 13F File Number                 Name
    -----      --------------------                 -----
      1        28-12300               Absolute Return Investors, LLC

      2        28-12301               Absolute Return Investors, L.P.

      3        28-12297               Absolute Return Capital Partners, L.P.

                           ABSOLUTE RETURN CAPITAL LLC
                   FORM 13F INFORMATION TABLE AS OF 12/31/2011

                                                                                                       VOTING
                                                              MARKET                   OTHER          AUTHORITY
      NAME OF ISSUER           TITLE OF CLASS     CUSIP       VALUE        SHARES     MANAGERS    SOLE  SHARED  NONE
----------------------------   --------------   ---------   ----------   ----------   ---------   ------------------
APOLLO SR FLOATING RATE FD I   COM              37636107     2,786,000      174,008                X
AKAMAI TECHNOLOGIES INC        COM              00971T101    1,351,000       41,859                X
ALERE INC                      COM              01449J105    1,017,000       44,037                X
ALEXANDER & BALDWIN INC        COM              014482103      909,000       22,275                X
ALLIED NEVADA GOLD CORP        COM              019344100    1,892,000       62,474                X
ALLSTATE CORP                  COM              020002101    4,676,000      170,599                X
ALTRIA GROUP INC               COM              02209S103    3,598,000      121,338                X
AMDOCS LTD                     ORD              G02602103      886,000       31,065                X
AMERICAN TOWER CORP            CL A             029912201    2,059,000       34,313                X
AMGEN INC                      COM              031162100    3,799,000       59,171                X
ANADARKO PETE CORP             COM              032511107    3,232,000       42,349                X
APOLLO GROUP INC               CL A             037604105    2,094,000       38,878                X
APPLE INC                      COM              037833100    4,595,000       11,346                X
AT&T INC                       COM              00206R102    3,746,000      123,870                X
AUTONATION INC                 COM              05329W102    8,316,000      225,544                X
AUTOZONE INC                   COM              053332102   11,432,000       35,178                X
AVEO PHARMACEUTICALS INC       COM              053588109    1,231,000       71,542                X
BAXTER INTL INC                COM              071813109    4,383,000       88,591                X
BEAM INC                       COM              073730103    8,145,000      158,982                X
BED BATH & BEYOND INC          COM              075896100    1,254,000       21,630                X
BERRY PETE CO                  CL A             085789105    1,074,000       25,548                X
BIOGEN IDEC INC                COM              09062X103    1,409,000       12,799                X
BLACKROCK FLOAT RATE OME STR   COM              09255X100    1,485,000      111,161                X
BLACKROCK FLOATING RATE INCO   COM              91941104     2,166,000      160,820                X
BLACKROCK INC                  COM              09247X101      641,000        3,594                X
BLACKSTONE GSO FLTING RTE FU   COM              09256U105    1,837,000      100,045                X
BLOCK H & R INC                COM              93671105     1,724,000      105,619                X
BROADCOM CORP                  CL A             111320107    2,382,000       81,130                X
CARDINAL HEALTH INC            COM              14149Y108      559,000       13,766                X
CAREFUSION CORP                COM              14170T101    1,966,000       77,355                X
CARMAX INC                     COM              143130102      690,000       22,645                X
CARTER INC                     COM              146229109      703,000       17,664                X
CELANESE CORP DEL              COM SER A        150870103    1,158,000       26,160                X
CELGENE CORP                   COM              151020104    2,183,000       32,286                X
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305      639,000       11,224                X
CHESAPEAKE ENERGY CORP         COM              165167107      998,000       44,767                X
CIENA CORP                     COM NEW          171779309      860,000       71,066                X
CIGNA CORPORATION              COM              125509109    2,010,000       47,849                X
CIMAREX ENERGY CO              COM              171798101      537,000        8,672                X
CISCO SYS INC                  COM              17275R102      806,000       44,603                X
CIT GROUP INC                  COM NEW          125581801    1,058,000       30,329                X
CITIGROUP INC                  COM NEW          172967424    4,881,000      185,523                X
CITRIX SYS INC                 COM              177376100    1,818,000       29,938                X
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102      696,000       10,816                X
COLGATE PALMOLIVE CO           COM              194162103    3,658,000       39,595                X
COMCAST CORP NEW               CL A             20030N101    2,599,000      109,597                X
CONOCOPHILLIPS                 COM              20825C104    3,823,000       52,469                X
CORNING INC                    COM              219350105    2,910,000      224,208                X
CROWN CASTLE INTL CORP         COM              228227104    1,701,000       37,975                X
CVS CAREMARK CORPORATION       COM              126650100    3,297,000       80,847                X
DAVITA INC                     COM              23918K108    1,178,000       15,537                X
DELL INC                       COM              24702R101    3,548,000      242,508                X
DENBURY RES INC                COM NEW          247916208    2,018,000      133,656                X
DEVON ENERGY CORP NEW          COM              25179M103    4,285,000       69,116                X
DIRECTV                        COM CL A         25490A101    3,212,000       75,117                X
DISNEY WALT CO                 COM DISNEY       254687106   12,464,000      332,368                X
DOLLAR GEN CORP NEW            COM              256677105    1,468,000       35,683                X
E M C CORP MASS                COM              268648102      774,000       35,915                X
EATON CORP                     COM              278058102    1,030,000       23,671                X
EATON VANCE FLTING RATE INC    COM              278279104    3,176,000      223,213                X
EATON VANCE SR FLTNG RTE TR    COM              27828Q105    3,249,000      225,939                X
EATON VANCE SR INCOME TR       SH BEN INT       27826S103    1,484,000      227,273                X
ENTERGY CORP NEW               COM              29364G103    3,663,000       50,149                X
ENZON PHARMACEUTICALS INC      COM              293904108      951,000      141,933                X
EQT CORP                       COM              26884L109      989,000       18,051                X
EQUINIX INC                    COM              29444U502      844,000        8,327                X
EXPEDIA INC DEL                COM              30212P303      376,000       12,968                X
EXPRESS SCRIPTS INC            COM              302182100    1,892,000       42,335                X
EXXON MOBIL CORP               COM              30231G102   13,524,000      159,551                X
FAMILY DLR STORES INC          COM              307000109    4,170,000       72,313                X
FIDELITY NATL INFORMATION SV   COM              31620M106    1,457,000       54,787                X
FIRST SOLAR INC                COM              336433107      999,000       29,594                X
FIRST TR SR FLG RTE INCM FD    COM              33733U108    3,625,000      274,820                X
GAP INC DEL                    COM              364760108    2,383,000      128,466                X
GENERAL DYNAMICS CORP          COM              369550108    5,439,000       81,891                X
GENERAL ELECTRIC CO            COM              369604103      970,000       54,134                X
GENWORTH FINL INC              COM CL A         37247D106    2,338,000      356,938                X
GILEAD SCIENCES INC            COM              375558103    3,889,000       95,011                X
GMX RES INC                    COM              38011M108    1,055,000      844,275                X
GOLDMAN SACHS GROUP INC        COM              38141G104    6,156,000       68,069                X
HEALTH MGMT ASSOC INC NEW      CL A             421933102      507,000       68,753                X
HESS CORP                      COM              42809H107      634,000       11,150                X
HEWLETT PACKARD CO             COM              428236103    7,121,000      276,429                X
HIGHLAND CR STRATEGIES FD      COM              43005Q107    2,272,000      367,674                X
HOME DEPOT INC                 COM              437076102   12,078,000      287,308                X
HOWARD HUGHES CORP             COM              44267D107    1,021,000       23,125                X
HUMANA INC                     COM              444859102    1,594,000       18,199                X

MCDONALDS CORP                 COM              580135101   11,917,000      118,775                X
MCKESSON CORP                  COM              58155Q103    2,579,000       33,096                X
MEAD JOHNSON NUTRITION CO      COM              582839106      944,000       13,738                X
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    1,710,000       30,595                X
MEDNAX INC                     COM              58502B106      578,000        8,031                X
MICROSOFT CORP                 COM              594918104    7,431,000      286,245                X
MORGAN STANLEY                 COM              617446448      607,000       40,125                X
MOTOROLA MOBILITY HLDGS INC    COM              620097105    6,108,000      157,412                X
NETAPP INC                     COM              64110D104    1,316,000       36,275                X
NEWS CORP                      COM              65248E104   13,391,000      750,601                X
NIELSEN HOLDINGS N V           COM              N63218106    1,597,000       53,775                X
NII HLDGS INC                  CL B NEW         62913F201      928,000       43,576                X
NOBLE ENERGY INC               COM              655044105    1,077,000       11,415                X
NORFOLK SOUTHERN CORP          COM              655844108    3,749,000       51,453                X
NUVEEN FLOATING RATE INCOME    COM              67072T108    2,867,000      263,908                X
NUVEEN FLTNG RTE INCM OPP FD   COM SHS          6706EN100    2,475,000      224,239                X
NUVEEN SR INCOME FD            COM              67067Y104    1,055,000      159,356                X
ORACLE CORP                    COM              68389X105      345,000       13,457                X
OWENS CORNING NEW              COM              690742101      991,000       34,492                X
OWENS ILL INC                  COM NEW          690768403    1,783,000       92,021                X
PDL BIOPHARMA INC              COM              69329Y104    1,404,000      226,448                X
PENNEY J C INC                 COM              708160106    7,895,000      224,572                X
PFIZER INC                     COM              717081103   13,680,000      632,179                X
PHILIP MORRIS INTL INC         COM              718172109    3,667,000       46,719                X
PIONEER FLOATING RATE TR       COM              72369J102    2,411,000      193,353                X
PIONEER NAT RES CO             COM              723787107    1,064,000       11,888                X
PLAINS EXPL& PRODTN CO         COM              726505100    2,323,000       63,255                X
PRICELINE COM INC              COM NEW          741503403      881,000        1,884                X
PROGRESSIVE CORP OHIO          COM              743315103    1,444,000       74,018                X
QUALCOMM INC                   COM              747525103    3,172,000       57,980                X
RALCORP HLDGS INC NEW          COM              751028101      776,000        9,072                X
RAYTHEON CO                    COM NEW          755111507    4,321,000       89,315                X
RESOLUTE ENERGY CORP           COM              76116A108      897,000       83,033                X
ROCKWOOD HLDGS INC             COM              774415103      811,000       20,598                X
SANDISK CORP                   COM              80004C101      746,000       15,150                X
SANDRIDGE ENERGY INC           COM              80007P307    2,497,000      305,948                X
SCHLUMBERGER LTD               COM              806857108      693,000       10,144                X
SCHWAB CHARLES CORP NEW        COM              808513105      546,000       48,457                X
SEARS HLDG CORP                COM              812350106    6,447,000      202,875                X
SELECT SECTOR SPDR TR          SBI HEALTHCARE   81369Y209    9,191,000      264,935                X
SELECT SECTOR SPDR TR          SBI CONS DISCR   81369Y407   14,069,000      360,560                X
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605   78,200,000    6,015,403                X
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704    2,391,000       70,849                X
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886   42,470,000    1,180,384                X
SHERWIN WILLIAMS CO            COM              824348106      594,000        6,659                X
SKYWORKS SOLUTIONS INC         COM              83088M102      719,000       44,311                X
SLM CORP                       COM              78442P106    3,797,000      283,366                X
SOUTHERN UN CO NEW             COM              844030106      913,000       21,672                X
SPDR SERIES TRUST              S&P OILGAS EXP   78464A730   48,820,000      926,545                X
ST JUDE MED INC                COM              790849103      736,000       21,446                X
STATE STR CORP                 COM              857477103    1,977,000       49,049                X
SUNOCO INC                     COM              86764P109      783,000       19,099                X
TARGET CORP                    COM              "87612E106   6,740,000      131,584                X
TEMPLE INLAND INC              COM              879868107      542,000       17,076                X
TEXAS INSTRS INC               COM              882508104    3,708,000      127,371                X
THERAVANCE INC                 COM              88338T104    4,351,000      196,919                X
TIME WARNER CABLE INC          COM              88732J207    6,018,000       94,666                X
TIME WARNER INC                COM NEW          887317303    3,835,000      106,143                X
TRANSDIGM GROUP INC            COM              893641100    1,032,000       10,777                X
TRAVELERS COMPANIES INC        COM              89417E109    8,336,000      140,888                X
TRIPADVISOR INC                COM              896945201      327,000       12,968                X
TYCO INTERNATIONAL LTD         SHS              H89128104    3,761,000       80,518                X
ULTRA PETROLEUM CORP           COM              903914109      934,000       31,528                X
UNION PAC CORP                 COM              907818108    1,314,000       12,405                X
UNITED PARCEL SERVICE INC      CL B             911312106    3,681,000       50,283                X
UNITEDHEALTH GROUP INC         COM              91324P102    1,611,000       31,784                X
UNIVERSAL HLTH SVCS INC        CL B             913903100      930,000       23,933                X
URBAN OUTFITTERS INC           COM              917047102    1,073,000       38,917                X
US BANCORP DEL                 COM NEW          902973304    1,803,000       66,616                X
VERIFONE SYS INC               COM              92342Y109      780,000       21,960                X
VERTEX PHARMACEUTICALS INC     COM              92532F100    2,607,000       78,521                X
VIACOM INC NEW                 CL B             92553P201    2,325,000       51,192                X
VIASAT INC                     COM              92552V100    5,275,000      114,369                X
VISA INC                       COM CL A         92826C839    2,022,000       19,918                X
WAL MART STORES INC            COM              931142103   11,945,000      199,891                X
WALGREEN CO                    COM              931422109    3,594,000      108,704                X
WELLPOINT INC                  COM              94973V107    1,540,000       23,244                X
WELLS FARGO & CO NEW           COM              949746101    1,669,000       60,547                X
WHITING PETE CORP NEW          COM              966387102    2,228,000       47,723                X